[THE INTERSTATE FUND MANAGED BY INTERSTATE ADVISORS,INC. LOGO]

SEMI-ANNUAL REPORT

OCTOBER 31, 2001

FUND OVERVIEW

The Interstate Fund began operations in July of 2000, a time when equity markets were already in transition from bull to bear. The last six months were marked with even greater economic downturn with the combination of the September 11th tragedy, declining consumer confidence and flagging corporate earnings. In November 2001, Interstate Advisors, Inc. determined that in the current environment, it would be too difficult for the Interstate Fund to raise enough assets to remain viable. As a result, the Funds were liquidated and all shareholders voluntarily redeemed by November 15, 2001.

                                 INVESTMENT GOAL

            The Interstate Fund seeks long-term capital appreciation.

                                 INCEPTION DATE

                                  July 5, 2000

[CHART OF COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE INTERSTATE FUND AND THE S&P 500 INDEX.]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE INTERSTATE FUND AND THE S&P 500 INDEX.

                 S&P 500 Index      Interstate Fund
  7/5/00              10000              10000
 7/31/00               9844               9480
 8/31/00              10455              10600
 9/30/00               9903               9770
10/31/00               9862               9810
11/30/00               9085               8510
12/31/00               9129               8831
 1/31/01               9453               9702
 2/28/01               8591               8591
 3/31/01               8047               7750
 4/30/01               8673               8771
 5/30/01               8731               8881
 6/30/01               8518               8621
 7/31/01               8435               8641
 8/31/01               7907               7740
 9/30/01               7269               6548
10/31/01               7408               6818

PERFORMANCE AS OF OCTOBER 31, 2001                                     ONE YEAR
THE INTERSTATE FUND                                                     (30.49)%
S & P 500 INDEX                                                         (24.89)%

The total return figures represent past performance and are not indicative of future results.

Total returns for the Fund reflect reinvestment of all dividends, capital gains distributions and all fee waivers. Without the fee waivers, the total return figures would have been lower. Past performance is not indicative of future results. Principal value may fluctuate and shares, when redeemed, may be worth more or less than their original cost.

DEFINITION OF INDICES

The STANDARD & POOR'S 500(R) INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

THE INTERSTATE FUND

STATEMENT OF INVESTMENTS
October 31, 2001 (Unaudited)

                                                 SHARES      MARKET VALUE*
                                               ---------    --------------
COMMON STOCKS - 12.36%
FINANCIAL - 12.36%
    UCBH Holdings Inc.                              2,000       $   58,000
                                                                ----------
    TOTAL FINANCIAL                                                 58,000
                                                                ----------
TOTAL COMMON STOCKS                                                 58,000
                                                                ----------
    (Cost $33,800)

MONEY MARKET MUTUAL FUNDS - 37.74%

    Federal Cash Trust Series II                  177,102          177,102
                                                                ----------
TOTAL MONEY MARKET MUTUAL FUNDS                                    177,102
                                                                ----------
    (Cost $177,102)

TOTAL INVESTMENTS - 50.1%                                          235,102
                                                                ----------
    (Cost $210,902)

Other Assest in Excess of Liabilities - 49.9%                      234,168
                                                                ----------
NET ASSETS - 100.00%                                            $  469,270
                                                                ----------

*See notes to financial statements.

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STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001 (Unaudited)

ASSETS:
Cash                                                                  $       44,137
Investments, at value (Cost- $210,902)                                       235,102
Receivable for investments sold                                            3,250,695
Receivable from adviser                                                       15,733
Margin variation on futures                                                   28,686
Interest and dividend receivable                                                 413
Prepaid and other assets                                                         139
                                                                      --------------
    Total assets                                                      $    3,574,905
                                                                      --------------

LIABILITIES:
Payable for investments purchased                                             79,146
Payable for portfolio shares redeemed                                      2,998,699
Accrued administration fee                                                     4,068
Accrued fund accounting fee                                                    3,900
Accrued transfer agent fee                                                     3,609
Accrued custody fee                                                            3,709
Accrued audit fee                                                              4,952
Accrued legal fee                                                              4,628
Accrued 12b-1 fee                                                                802
Other payables and accrued expenses                                            2,122
                                                                      --------------
                                                                           3,105,635
                                                                      --------------
NET ASSETS                                                            $      469,270
                                                                      ==============

COMPOSITION OF NET ASSETS
Paid in capital                                                       $    2,468,203
Accumulated net realized loss on investments and options written          (1,977,491)
Accumulated net realized loss on futures                                      17,071
Net unrealized appreciation on investments                                    24,200
Accumulated net investment loss                                              (62,713)
                                                                      --------------
NET ASSETS                                                            $      469,270
                                                                      ==============

NET ASSET VALUE PER SHARE
Net Assets                                                            $      469,270
Shares of Beneficial Interest Outstanding                                     68,856
Net Asset Value Per Share                                             $         6.82

See notes to financial statements.

STATEMENT OF OPERATIONS
For the Period May 1, 2001 to October 31, 2001 (Unaudited)

INVESTMENT INCOME
Interest                                                              $       3,279
Dividends                                                                     7,458
                                                                      --------------
 Total Income                                                                10,737
                                                                      --------------
EXPENSES
Investment advisory fee (Note 5)                                             24,367
Administration fee                                                           22,685
Fund accounting fee                                                          16,799
Transfer agency fee                                                          14,941
Audit fee                                                                     2,205
Registration fee                                                              2,399
Custody fee                                                                   4,149
12b-1 fee                                                                     6,092
Other                                                                         3,460
                                                                      --------------
 Total Expenses                                                              97,097
Waiver of Expenses (Note 5)                                                 (30,502)
                                                                      --------------
    Net Expenses                                                             66,595
                                                                      --------------

NET INVESTMENT LOSS                                                         (55,858)
                                                                      --------------
Net realized loss on investments and options written                     (1,168,064)
Net realized gain on futures                                                 17,071
Net change in unrealized appreciation/(depreciation) on investments
 and options written                                                        (55,105)
                                                                      --------------
Net Realized and Unrealized Loss                                         (1,206,098)
                                                                      --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $  (1,261,956)
                                                                      ==============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                         FOR THE PERIOD         FOR THE PERIOD JULY 5,
                                                                         MAY 1, 2001 TO          2000 (INCEPTION) TO
INCREASE IN NET ASSETS:                                                 OCTOBER 31, 2001*          APRIL 30, 2001
                                                                      ===============================================
OPERATIONS:
 Net investment loss                                                   $      (55,858)            $     (24,769)
 Net realized loss on investments                                          (1,150,993)                 (809,427)
 Net change in unrealized appreciation/
   (depreciation) on investments and options written                          (55,105)                   79,305
                                                                       -----------------------------------------------
 Net decrease in net assets from operations                                (1,261,956)                 (754,891)
                                                                       -----------------------------------------------

DISTRIBUTIONS:
 Distributions from net investment income                                           0                    (5,915)
                                                                       -----------------------------------------------

SHARE TRANSACTIONS (NOTE 2):
 Proceeds from sale of shares                                                   9,237                 6,882,442
 Reinvested dividends                                                               0                     5,915
 Cost of shares redeemed                                                   (3,762,780)                 (642,782)
                                                                       -----------------------------------------------
 Net decrease in net assets from share transactions                        (3,753,543)                6,245,575
                                                                       -----------------------------------------------

NET DECREASE IN NET ASSETS                                                 (5,015,499)                5,484,769
                                                                       -----------------------------------------------
NET ASSETS:

 Beginning of period                                                   $    5,484,769             $           0
                                                                       -----------------------------------------------
 End of period [includes accumulated net investment loss of ($62,713)] $      469,270             $   5,484,769
                                                                       ===============================================

*UNAUDITED

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                                 FOR THE PERIOD        FOR THE PERIOD JULY 5,
                                                                                 MAY 1, 2001 TO          2000 (INCEPTION) TO
                                                                                OCTOBER 31, 2001*          APRIL 30, 2001
                                                                                =============================================
Net asset value - beginning of period                                            $       8.76               $        10.00
                                                                                ---------------------------------------------
Income from investment operations:
  Net investment income                                                                 (0.81)                       (0.04)
  Net realized and unrealized gain/(loss) on investments                                (1.13)                       (1.19)
                                                                                ---------------------------------------------
Total income from investment operations                                                 (1.94)                       (1.23)
                                                                                ---------------------------------------------
Distributions:                                                                           0.00                        (0.01)
                                                                                ---------------------------------------------
Net asset value - end of period                                                  $       6.82                $        8.76
                                                                                ---------------------------------------------
Total Return                                                                           -31.82%                      -12.29%
                                                                                ---------------------------------------------

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000)                                                  $        469                $       5,485
                                                                                ---------------------------------------------
Ratio of expenses to average net assets(1)                                               2.75%                        1.50%
                                                                                ---------------------------------------------
Ratio of net investment income to average net assets(1)                                 -2.31%                       -0.59%
                                                                                ---------------------------------------------
Ratio of expenses to average net assets without fee waivers(1)                           4.01%                        4.17%
                                                                                ---------------------------------------------
Ratio of net investment income to average net assets without fee waivers(1)             -3.57%                       -3.27%
                                                                                ---------------------------------------------
Portfolio turnover rate(2)                                                              53.11%                      130.00%
                                                                                ---------------------------------------------

(1) ANNUALIZED

(2) A PORTFOLIO TURNOVER RATE IS, IN GENERAL, THE PERCENTAGE COMPUTED BY TAKING THE LESSER OF PURCHASES OR SALES PERCENTAGE OF PORTFOLIO SECURITIES (EXCLUDING SECURITIES WITH A DATE OF ONE YEAR OR LESS AT THE TIME OF ACQUISITION) FOR A PERIOD AND DIVIDING IT BY THE MONTHLY AVERAGE OF MARKET VALUE OF THE SUCH SECURITIES DURING THE PERIOD. THE PURCHASES AND SALES OF INVESTMENT SECURITIES (EXCLUDING SHORT-TERM SECURITIES) FOR THE PERIOD FROM MAY 1, 2001 TO OCTOBER 31, 2001 WERE $5,642,518 AND $2,063,216, RESPECTIVELY.

*UNAUDITED

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

    Financial Investors Trust (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to The Interstate Fund (the "Fund"). The financial statements of the remaining portfolios of the Trust are presented separately.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATION: Securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time), on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sales price of the day or, in the absence of sales, at values based on the average closing bid and asked price. Securities for which market quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

    FEDERAL INCOME TAXES: It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

    At April 30, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover of $244,105, expiring in 2009. The Fund intends to elect to defer to its fiscal year ending April 30, 2002, $565,322 of losses recognized during the period November 1, 2000, to April 30, 2001.

    CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS: Net investment income
(loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year form net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

    EXPENSES: Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

    DIVIDENDS: The Fund will declare and pay dividends from net investment income, if any, annually in December. Dividends from net realized gains, if any, are declared at least once a year. Dividends to shareholders are recorded on the ex-dividend date.

    OPTION CONTRACTS: The Fund may purchase or write options contracts to manage its exposure to changing interest rates and security prices. Options involve to varying degrees, elements of market risk and risks possibly in excess of the amount recognized in the Statement of Assets and Liabilities. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities and interest rates. Risks also may arise if there is an illiquid secondary market for the instruments, or due to the inability of counterparties to perform. The risk of loss from purchasing options is limited to initial amounts invested, while the risk of loss from writing options may be unlimited. Options are valued using the last sale price or, in the absence of a sale, the last offering price.

    FUTURES CONTRACTS: The Fund invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

    OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis the Fund uses for federal income tax purposes.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

2. SHARES OF BENEFICIAL INTEREST

    On October 31, 2001, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

FOR THE SIX MONTHS ENDED OCTOBER 31, 2001

                                                              AMOUNT             SHARES
                                                        ----------------------------------
Shares sold                                               $       9,237             1,128
Shares redeemed                                              (3,762,780)         (558,072)
                                                        ----------------------------------
Net increase                                              $  (3,753,543)         (556,944)
                                                        ==================================

FOR THE PERIOD JULY 5, 2000 (INCEPTION) TO APRIL 30, 2001

                                                              AMOUNT             SHARES
                                                        ----------------------------------
Shares sold                                               $   6,882,442           689,909
Shares reinvested                                                 5,915               676
Shares redeemed                                                (642,782)          (64,785)
                                                        ----------------------------------
Net increase                                              $   6,245,575       $   625,800
                                                        ==================================

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

AS OF OCTOBER 31, 2001
Gross appreciation (excess of value over tax cost)                           $    24,200
Gross depreciation (excess of tax cost over value)                                     0
                                                                           --------------
Net unrealized appreciation                                                  $    24,200
                                                                           ==============
Cost of investments for income tax purposes                                  $   210,902
                                                                           ==============

4. CALL OPTIONS WRITTEN

   Transactions in options written during the period May 1, 2001 through October 31, 2001 were as follows:

                                             NUMBER OF
                                             CONTRACTS       PREMIUM
                                          -----------------------------
Options outstanding at April 30, 2001             51         $  18,221
Options written during the period                193           153,834
Options exercised during the period             (244)         (172,055)
                                          -----------------------------
Options outstanding at October 31, 2001            0         $       0
                                          =============================

5. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES, DISTRIBUTION PLAN, AND OTHER RELATED PARTY TRANSACTIONS

    Interstate Advisors, Inc. (the "Adviser") serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets up to $500 million, 0.75% of the Fund's average daily net assets on the next $500 million and 0.50% of the Fund's average daily net assets in excess of $1 billion. ALPS Mutual Funds Services, Inc. ("ALPS") serves as the administrator to the Fund. ALPS is entitled to receive a fee from the Fund, computed daily and payable monthly, at the annual rate of the greater of $45,000 per year or 0.05% of the average daily net assets.
    The Trustees have adopted a Distribution Plan on behalf of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distribution Plan provides for payment of a fee to ALPS Distributors, Inc. at the annual rate of up to .25% of the average daily net assets.
    Shareholders holding more than 10% of the Funds' outstanding shares as of October 31, 2001 constituted 86.48% of the Fund.

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THIS FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC,
THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY OR INSURER.

                               INVESTMENT ADVISER
                            Interstate Advisors, Inc.
                        2525 West Main Street, Suite 213
                         Rapid City, South Dakota 57702

                 ADMINISTRATOR, TRANSFER AGENT & FUND ACCOUNTANT
                        ALPS Mutual Funds Services, Inc.
                             370 Seventeenth Street
                                   Suite 3100
                             Denver, Colorado 80202

                                   DISTRIBUTOR
                             ALPS Distributors, Inc.
                             370 Seventeenth Street
                                   Suite 3100
                             Denver, Colorado 80202

                                  LEGAL COUNSEL
                           Davis, Graham & Stubbs, LLPP
                             1550 Seventeenth Street
                                    Suite 500
                             Denver, Colorado 80202

                               INDEPENDENT AUDITORS
                             Deloitte & Touche, LLP
                             555 Seventeenth Street
                                   Suite 3600
                             Denver, Colorado 80202

                                    CUSTODIAN
                                  Firstar Bank
                                425 Walnut Street
                             Cincinatti, Ohio 45202

             MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.
                FOR MORE INFORMATION, PLEASE CALL 1-888-761-9525.